Mortgage Debt Issuances and Repayments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
New Zealand Hotel Portfolio | Issuance of Debt
Debt Instrument [Line Items]
Rate	5.49%	[1]
Maturity date	Feb. 18, 2016	[1]
Amount	$ 80	[1]
Orlando World Center Marriott Resort Convention Center | Repayment of Debt
Debt Instrument [Line Items]
Rate	3.76%	[2]
Maturity date	Dec. 30, 2010	[2]
Amount	(54)	[2]
Hilton Melbourne South Wharf | Issuance of Debt
Debt Instrument [Line Items]
Rate	6.77%	[3]
Maturity date	Nov. 23, 2016	[3]
Amount	79	[3]
Le Meridien Piccadilly | Repayment of Debt
Debt Instrument [Line Items]
Rate	1.99%	[4]
Maturity date	Jan. 20, 2012	[4]
Amount	(52)	[4]
Canada | Repayment of Debt
Debt Instrument [Line Items]
Rate	5.20%
Maturity date	Mar. 01, 2011
Amount	(132)
JW Marriott Desert Springs Resort Spa | Repayment of Debt
Debt Instrument [Line Items]
Rate	9.80%
Maturity date	Dec. 11, 2022
Amount	(71)
W New York Union Square | Repayment of Debt
Debt Instrument [Line Items]
Rate	6.39%	[5]
Maturity date	Oct. 11, 2011	[5]
Amount	(119)	[5]
Atlanta Marriott Marquis | Repayment of Debt
Debt Instrument [Line Items]
Rate	7.40%
Maturity date	Feb. 11, 2023
Amount	$ (124)

[1]	The floating interest rate is equal to the 3-month New Zealand Bank Bill Rate plus 120 basis points plus an additional commitment fee of 120 basis points per annum. In addition, we entered into a swap agreement that fixes 75% of the loan at an all-in rate of 7.15%. The rate shown reflects the rate in effect at December 31, 2011.
[2]	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We have a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.
[3]	The floating interest rate is equal to the 3-month BBSY plus 230 basis points. In addition, we entered into separate swap agreements that fix 75% of the loan at an all-in rate of 6.7% and cap the remaining 25% at an all-in interest rate of 9.9%. The rate shown reflects the rate in effect at December 31, 2011. In connection with the acquisition of the property in April 2011, we assumed an $86 million mortgage loan. The issuance represents the refinancing of this mortgage loan.
[4]	This floating rate mortgage is based on LIBOR plus 118 basis points. The rate shown reflects the rate in effect at the time of transfer. In connection with the transfer of Le Méridien Piccadilly to the Euro JV Fund II, we transferred the associated mortgage. The mortgage loan had been assumed at acquisition of the property in June 2010.
[5]	The amount shown reflects our recorded book value of the mortgage debt on the date defeasance. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage. In connection with the acquisition of the property in September 2010, we assumed the $115 million mortgage loan.